American Funds Growth and Income Portfolio SM
American Funds Growth and Income Portfolio SM
American Funds Portfolio SeriesSM Prospectus Supplement August 14, 2017 (for prospectus dated April 7, 2017, as supplemented to date)

1.	The first footnote in the “Shareholder fees” table in the “Fees and expenses of the fund” section of the prospectus for each series fund of the series is amended in its entirety to read as follows:

A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

2. The “Fees and expenses of the fund” section of the prospectus for each of the funds listed below is amended by replacing information on Class A and Class 529-A shares in the “Annual fund operating expenses” table and the cumulative estimated expense example table under the heading “Example” with the respective information shown below. Expense information for all other share classes, as well as footnotes in the prospectus, remain unchanged.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - American Funds Growth and Income Portfolio SM		Class A	Class 529-A
Management fees		none	none
Distribution and/or service (12b-1) fees	[1]	0.26%	0.24%
Other expenses		0.12%	0.21%
Acquired (underlying) fund fees and expenses		0.37%	0.37%
Total annual fund operating expenses		0.75%	0.82%
[1]	Restated to reflect current fees.

Example
Expense Example - American Funds Growth and Income Portfolio SM - USD ($)	Class A	Class 529-A
1 year	$ 647	$ 654
3 years	801	822
5 years	968	1,004
10 years	$ 1,452	$ 1,530

Keep this supplement with your prospectus.